Putnam Investments
One Post Office Square
Boston, MA 02109
February 22, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Variable Trust (the “Trust”), relating to its series, Putnam VT Money Market Fund (the “Fund”)
(Reg. Nos. 33-17486 and 811-05346)
Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”), for review and comment by the Staff of the Securities and Exchange Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated April 30, 2015, filed with the Commission on April 27, 2015. The Amendment is expected to become effective on or about April 30, 2016.

Reflected in the Amendment is disclosure relating to the conversion of the Fund to a “government money market fund” as defined by Rule 2a-7 under the 1940 Act, including changes to the Fund’s investment strategies, as well as the Fund’s name.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 10044.

Very truly yours,

Caitlin Robinson
Associate Counsel

cc:	Bryan Chegwidden, Esq.
Ropes & Gray LLP